Intangibles Assets and Goodwill - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss on intangible assets and goodwill	€ 0	€ 0
2017 Acquisitions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill			€ 2,041,000
2016 Acquisitions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill			€ 1,921,000